Document and Entity Information	Jul. 06, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	CorEnergy Infrastructure Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33292
Entity Tax Identification Number	20-3431375
Entity Address, Address Line One	1100 Walnut Street
Entity Address, Address Line Two	Suite 3350
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	816
Local Phone Number	875-3705
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001347652
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CORR
Security Exchange Name	NYSE
7.375% Series A Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CORRPrA
Security Exchange Name	NYSE